Investment Strategy	Mar. 11, 2026
T-REX 2X LONG GPCR DAILY TARGET ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% exposure to the price performance of GPCR on a daily basis. The Fund may also seek to achieve its investment objective by purchasing call options on GPCR or by investing directly in the common stock of GPCR. The Adviser will determine the allocation of the Fund’s investments in swap agreements, call options and direct investments in GPCR common stock based upon various factors including, but not limited to, counterparty capacity, financing charges, liquidity, collateral availability, and overall market conditions for a particular instrument. Direct investments in common stock of GPCR is typically less efficient than the use of swap agreements because direct investments in common stock do not provide leveraged returns. This may result in the Fund not achieving its 200% daily investment objective.

The Fund will enter into one or more swap agreements with financial institutions whereby the Fund and the financial institution will agree to exchange the return earned on an investment by the Fund in GPCR that is equal, on a daily basis, to 200% of the value of the Fund's net assets. If the Adviser determines to use call options, the Fund will purchase exchange traded call options, including “FLEX Options.” Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the asset, in case of certain call options) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the asset, in case of certain call options) at a certain defined price. FLexible EXchange® Options (“FLEX Options”) are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (OTC) options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options are listed on the Chicago Board Options Exchange. The Fund may take delivery of the underlying security (GPCR) if it chooses to exercise a call option and either hold or sell the security in the secondary markets.

The Adviser attempts to consistently apply leverage to obtain GPCR exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the industry to which GPCR is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure in the industry to which GPCR is assigned). As of the date of this prospectus, GPCR is assigned to the healthcare sector and the biotechnology industry.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of GPCR. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to GPCR is consistent with the Fund’s investment objective. The impact of GPCR’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of GPCR has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of GPCR has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover. On a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements.

The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Fund’s underlying security moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” under the Investment Company Act of 1940, as amended. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Structure Therapeutics Inc., a clinical stage global biopharmaceutical company, develops and delivers novel oral small molecule therapeutics to treat various chronic diseases with unmet medical needs in the United States. As of February 2026, the market capitalization of Structure Therapeutics Inc. is $5.5 billion. GPCR is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Structure Therapeutics Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-41608 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Structure Therapeutics Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding Structure Therapeutics Inc. from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Structure Therapeutics Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of GPCR have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Structure Therapeutics Inc. could affect the value of the Fund’s investments with respect to GPCR and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the underlying security over the same period. The Fund will lose money if the underlying security performance is flat over time, and as a result of daily rebalancing, the underlying security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the underlying security’s performance increases over a period longer than a single day.

The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund’s NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the
Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% exposure to the price performance of GPCR on a daily basis.
T-REX 2X LONG IWC DAILY TARGET ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% exposure to the price performance of IWC on a daily basis. The Fund may also seek to achieve its investment objective by purchasing call options on IWC or by investing directly in the shares of IWC. The Adviser will determine the allocation of the Fund’s investments in swap agreements, call options and direct investments in IWC shares based upon various factors including, but not limited to, counterparty capacity, financing charges, liquidity, collateral availability, and overall market conditions for a particular instrument. Direct investments in shares of IWC is typically less efficient than the use of swap agreements because direct investments in shares do not provide leveraged returns. This may result in the Fund not achieving its 200% daily investment objective.

The Fund will enter into one or more swap agreements with financial institutions whereby the Fund and the financial institution will agree to exchange the return earned on an investment by the Fund in IWC that is equal, on a daily basis, to 200% of the value of the Fund's net assets. If the Adviser determines to use call options, the Fund will purchase exchange traded call options, including “FLEX Options.” Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the asset, in case of certain call options) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the asset, in case of certain call options) at a certain defined price. FLexible EXchange® Options (“FLEX Options”) are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (OTC) options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options are listed on the Chicago Board Options Exchange. The Fund may take delivery of the underlying security (IWC) if it chooses to exercise a call option and either hold or sell the security in the secondary markets.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of IWC. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to IWC is consistent with the Fund’s investment objective. The impact of IWC’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of IWC has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of IWC has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover. On a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality (investment grade)
credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements.

The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Fund’s underlying security moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” under the Investment Company Act of 1940, as amended. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

iShares Micro-Cap ETF (IWC) is an exchange-traded fund (“ETF”) that seeks to track the investment results of an index composed of U.S. micro-capitalization equities. The iShares Micro-Cap ETF is a series of the iShares Trust, which is registered under the Securities Act of 1933, as amended (the “Securities Act”). Information provided to or filed with the Securities and Exchange Commission by the iShares Trust on behalf of the iShares Micro-Cap ETF pursuant to the Securities Act can be located by reference to the Securities and Exchange Commission file number 333-92935 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding the iShares Micro-Cap ETF may be obtained from other sources including, but not limited to, press releases, index provider materials, fund disclosures issued by BlackRock Fund Advisors, newspaper articles, and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding the iShares Micro-Cap ETF from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding IWC is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of IWC have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the iShares Micro-Cap ETF could affect the value of the Fund’s investments with respect to IWC and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the underlying security over the same period. The Fund will lose money if the underlying security performance is flat over time, and as a result of daily rebalancing, the underlying security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the underlying security’s performance increases over a period longer than a single day.

The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund’s NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% exposure to the price performance of IWC on a daily basis.
T-REX 2X LONG LITE DAILY TARGET ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% exposure to the price performance of LITE on a daily basis. The Fund may also seek to achieve its investment objective by purchasing call options on LITE or by investing directly in the common stock of LITE. The Adviser will determine the allocation of the Fund’s investments in swap agreements, call options and direct investments in LITE common stock based upon various factors including, but not limited to, counterparty capacity, financing charges, liquidity, collateral availability, and overall market conditions for a particular instrument. Direct investments in common stock of LITE is typically less efficient than the use of swap agreements because direct investments in common stock do not provide leveraged returns. This may result in the Fund not achieving its 200% daily investment objective.

The Fund will enter into one or more swap agreements with financial institutions whereby the Fund and the financial institution will agree to exchange the return earned on an investment by the Fund in LITE that is equal, on a daily basis, to 200% of the value of the Fund's net assets. If the Adviser determines to use call options, the Fund will purchase exchange traded call options, including “FLEX Options.” Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the asset, in case of certain call options) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the asset, in case of certain call options) at a certain defined price. FLexible EXchange® Options (“FLEX Options”) are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (OTC) options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options are listed on the Chicago Board Options Exchange. The Fund may take delivery of the underlying security (LITE) if it chooses to exercise a call option and either hold or sell the security in the secondary markets.

The Adviser attempts to consistently apply leverage to obtain LITE exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the industry to which LITE is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure in the industry to which LITE is assigned). As of the date of this prospectus, LITE is assigned to the technology sector and the communication equipment industry.
The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of LITE. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to LITE is consistent with the Fund’s investment objective. The impact of LITE’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of LITE has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of LITE has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover. On a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements.

The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Fund’s underlying security moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” under the Investment Company Act of 1940, as amended. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Lumentum Holdings Inc. manufactures and sells optical and photonic products in the Americas, the Asia-Pacific, Europe, the Middle East, and Africa. As of February 2026, the current market capitalization of Lumentum Holdings Inc. is approximately $39.4 billion. LITE is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Lumentum Holdings Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-36861 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Lumentum Holdings Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding Lumentum Holdings Inc. from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Lumentum Holdings Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of LITE have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Lumentum Holdings Inc. could affect the value of the Fund’s investments with respect to LITE and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the underlying security over the same period. The Fund will lose money if the underlying security performance is flat over time, and as a result of daily rebalancing, the underlying security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the underlying security’s performance increases over a period longer than a single day.
The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund’s NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% exposure to the price performance of LITE on a daily basis.
T-REX 2X LONG PAAS DAILY TARGET ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% exposure to the price performance of PAAS on a daily basis. The Fund may also seek to achieve its investment objective by purchasing call options on PAAS or by investing directly in the common stock of PAAS. The Adviser will determine the allocation of the Fund’s investments in swap agreements, call options and direct investments in PAAS common stock based upon various factors including, but not limited to, counterparty capacity, financing charges, liquidity, collateral availability, and overall market conditions for a particular instrument. Direct investments in common stock of PAAS is typically less efficient than the use of swap agreements because direct investments in common stock do not provide leveraged returns. This may result in the Fund not achieving its 200% daily investment objective.

The Fund will enter into one or more swap agreements with financial institutions whereby the Fund and the financial institution will agree to exchange the return earned on an investment by the Fund in PAAS that is equal, on a daily basis, to 200% of the value of the Fund's net assets. If the Adviser determines to use call options, the Fund will purchase exchange traded call options, including “FLEX Options.” Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the asset, in case of certain call options) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the asset, in case of certain call options) at a certain defined price. FLexible EXchange® Options (“FLEX Options”) are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (OTC) options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options are listed on the Chicago Board Options Exchange. The Fund may take delivery of the underlying security (PAAS) if it chooses to exercise a call option and either hold or sell the security in the secondary markets.

The Adviser attempts to consistently apply leverage to obtain PAAS exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the industry to which PAAS is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure in the industry to which PAAS is assigned). As of the date of this prospectus, PAAS is assigned to the basic materials sector and the gold industry.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of PAAS. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to PAAS is consistent with the Fund’s investment objective. The impact of PAAS’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of PAAS has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of PAAS has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover. On a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements.

The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Fund’s underlying security moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” under the Investment Company Act of 1940, as amended. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Pan American Silver Corp engages in the exploration, mine development, extraction, processing, refining, and reclamation of mines in Canada, Mexico, Peru, Bolivia, Argentina, Chile, and Brazil. As of February 2026, the market capitalization of Pan American Silver Corp is approximately $23 billion. PAAS is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Pan American Silver Corp pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-41683 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Pan American Silver Corp may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding Pan American Silver Corp from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Pan American Silver Corp is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of PAAS have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Pan American Silver Corp could affect the value of the Fund’s investments with respect to PAAS and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the underlying security over the same period. The Fund will lose money if the underlying security performance is flat over time, and as a result of daily rebalancing, the underlying security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the underlying security’s performance increases over a period longer than a single day.

The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund’s NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the
Fund may not
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% exposure to the price performance of PAAS on a daily basis.
T-REX 2X LONG SNDK DAILY TARGET ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% exposure to the price performance of SNDK on a daily basis. The Fund may also seek to achieve its investment objective by purchasing call options on SNDK or by investing directly in the common stock of SNDK. The Adviser will determine the allocation of the Fund’s investments in swap agreements, call options and direct investments in SNDK common stock based upon various factors including, but not limited to, counterparty capacity, financing charges, liquidity, collateral availability, and overall market conditions for a particular instrument. Direct investments in common stock of SNDK is typically less efficient than the use of swap agreements because direct investments in common stock do not provide leveraged returns. This may result in the Fund not achieving its 200% daily investment objective.

The Fund will enter into one or more swap agreements with financial institutions whereby the Fund and the financial institution will agree to exchange the return earned on an investment by the Fund in SNDK that is equal, on a daily basis, to 200% of the value of the Fund's net assets. If the Adviser determines to use call options, the Fund will purchase exchange traded call options, including “FLEX Options.” Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the asset, in case of certain call options) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the asset, in case of certain call options) at a certain defined price. FLexible EXchange® Options (“FLEX Options”) are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (OTC) options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options are listed on the Chicago Board Options Exchange. The Fund may take delivery of the underlying security (SNDK) if it chooses to exercise a call option and either hold or sell the security in the secondary markets.

The Adviser attempts to consistently apply leverage to obtain SNDK exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the industry to which SNDK is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure in the industry to which SNDK is assigned). As of the date of this prospectus, SNDK is assigned to the technology sector and the computer hardware industry.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of SNDK. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to SNDK is consistent with the Fund’s investment objective. The impact of SNDK’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of SNDK has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of SNDK has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover. On a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements.

The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Fund’s underlying security moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” under the Investment Company Act of 1940, as amended. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Sandisk Corporation develops, manufactures, and sells data storage devices and solutions using NAND flash technology in the United States, Europe, the Middle East, Africa, Asia, and internationally. As of February 2026, the market capitalization of Sandisk Corporation is approximately $88.2 billion. Sandisk Corporation is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by the Sandisk Corporation pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-42420 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Sandisk Corporation may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding the Sandisk Corporation from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding SNDK is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of SNDK have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Sandisk Corporation could affect the value of the Fund’s investments with respect to SNDK and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the underlying security over the same period. The Fund will lose money if the underlying security performance is flat over time, and as a result of daily rebalancing, the underlying security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the underlying security’s performance increases over a period longer than a single day.

The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund’s NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% exposure to the price performance of SNDK on a daily basis.
T-REX 2X LONG WLTH DAILY TARGET ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% exposure to the price performance of WLTH on a daily basis. The Fund may also seek to achieve its investment objective by purchasing call options on WLTH or by investing directly in the common stock of WLTH. The Adviser will determine the allocation of the Fund’s investments in swap agreements, call options and direct investments in WLTH common stock based upon various factors including, but not limited to, counterparty capacity, financing charges, liquidity, collateral availability, and overall market conditions for a particular instrument. Direct investments in common stock of WLTH is typically less efficient than the use of swap agreements because direct investments in common stock do not provide leveraged returns. This may result in the Fund not achieving its 200% daily investment objective.

The Fund will enter into one or more swap agreements with financial institutions whereby the Fund and the financial institution will agree to exchange the return earned on an investment by the Fund in WLTH that is equal, on a daily basis, to 200% of the value of the Fund's net assets. If the Adviser determines to use call options, the Fund will purchase exchange traded call options, including “FLEX Options.” Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the asset, in case of certain call options) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the asset, in case of certain call options) at a certain defined price. FLexible EXchange® Options (“FLEX Options”) are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (OTC) options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options are listed on the Chicago Board Options Exchange. The Fund may take delivery of the underlying security (WLTH) if it chooses to exercise a call option and either hold or sell the security in the secondary markets.

The Adviser attempts to consistently apply leverage to obtain WLTH exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the industry to which WLTH is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure in the industry to which WLTH is assigned). As of the date of this prospectus, WLTH is assigned to the financial sector and the financial services industry.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of WLTH. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to WLTH is consistent with the Fund’s investment objective. The impact of WLTH’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of WLTH has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of WLTH has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover. On a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements.

The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Fund’s underlying security moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” under the Investment Company Act of 1940, as amended. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Wealthfront Corporation is a financial technology company operating as a robo-advisor and automated wealth management platform, designed primarily for self-direction investors. As of early February 2026, the market capitalization of Wealthfront Corporation is approximately $1.3 billion. WLTH is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Wealthfront Corporation pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-42987 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Wealthfront Corporation may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding Wealthfront Corporation from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Wealthfront Corporation is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of WLTH have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Wealthfront Corporation could affect the value of the Fund’s investments with respect to WLTH and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the underlying security over the same period. The Fund will lose money if the underlying security performance is flat over time, and as a result of daily rebalancing, the underlying security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the underlying security’s performance increases over a period longer than a single day.

The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund’s NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the
Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% exposure to the price performance of WLTH on a daily basis.
T-REX 2X LONG WVE DAILY TARGET ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% exposure to the price performance of WVE on a daily basis. The Fund may also seek to achieve its investment objective by purchasing call options on WVE or by investing directly in the common stock of WVE. The Adviser will determine the allocation of the Fund’s investments in swap agreements, call options and direct investments in WVE common stock based upon various factors including, but not limited to, counterparty capacity, financing charges, liquidity, collateral availability, and overall market conditions for a particular instrument. Direct investments in common stock of WVE is typically less efficient than the use of swap agreements because direct investments in common stock do not provide leveraged returns. This may result in the Fund not achieving its 200% daily investment objective.

The Fund will enter into one or more swap agreements with financial institutions whereby the Fund and the financial institution will agree to exchange the return earned on an investment by the Fund in WVE that is equal, on a daily basis, to 200% of the value of the Fund's net assets. If the Adviser determines to use call options, the Fund will purchase exchange traded call options, including “FLEX Options.” Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the asset, in case of certain call options) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the asset, in case of certain call options) at a certain defined price. FLexible EXchange® Options (“FLEX Options”) are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (OTC) options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options are listed on the Chicago Board Options Exchange. The Fund may take delivery of the underlying security (WVE) if it chooses to exercise a call option and either hold or sell the security in the secondary markets.

The Adviser attempts to consistently apply leverage to obtain WVE exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the industry to which WVE is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure in the industry to which WVE is assigned). As of the date of this prospectus, WVE is assigned to the healthcare sector and the biotechnology industry.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of WVE. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to WVE is consistent with the Fund’s investment objective. The impact of WVE’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of WVE has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of WVE has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover. On a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements.

The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Fund’s underlying security moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” under the Investment Company Act of 1940, as amended. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Wave Life Sciences Ltd., a clinical-stage biotechnology company that designs, develops, and commercializes ribonucleic acid (RNA) medicines through a proprietary platform, PRISM, which combines multiple modalities, chemistry innovation and deep insights into human genetics to deliver scientific breakthroughs that treat both rare and common health disorders. . As of February 2026, the market capitalization of Wave Life Sciences Ltd. is approximately $2.5 billion. WVE is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Wave Life Sciences Ltd. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-37627 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Wave Life Sciences Ltd. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding Wave Life Sciences Ltd. from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Wave Life Sciences Ltd. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of WVE have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Wave Life Sciences Ltd. could affect the value of the Fund’s investments with respect to WVE and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the underlying security over the same period. The Fund will lose money if the underlying security performance is flat over time, and as a result of daily rebalancing, the underlying security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the underlying security’s performance increases over a period longer than a single day.

The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund’s NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% exposure to the price performance of WVE on a daily basis.